PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2016
Property and Equipment [Abstract]
Property and equipment, gross		$ 10,255	$ 15,500
Less: Accumulated depreciation		(1,764)	(5,107)
Property and equipment, net		8,491	10,393
Depreciation expense		2,100	3,200
Repairs and maintenance expenses		900	1,400
Computer Software and Equipment [Member]
Property and Equipment [Abstract]
Property and equipment, gross		9,154	14,114
Equipment maintained at locations of agents		3,800	$ 7,200
Computer Software and Equipment [Member] | Minimum [Member]
Property and Equipment [Abstract]
Estimated useful lives			3 years
Computer Software and Equipment [Member] | Maximum [Member]
Property and Equipment [Abstract]
Estimated useful lives			5 years
Office Improvements [Member]
Property and Equipment [Abstract]
Property and equipment, gross		798	$ 989
Estimated useful lives			5 years
Furniture and Fixtures [Member]
Property and Equipment [Abstract]
Property and equipment, gross		303	$ 397
Estimated useful lives			7 years
Software Development [Member]
Property and Equipment [Abstract]
Equipment maintained at locations of agents		$ 1,300	$ 1,900
Predecessor Company [Member]
Property and Equipment [Abstract]
Depreciation expense	$ 200			$ 1,600
Repairs and maintenance expenses	$ 100			$ 800